Annual Fund Operating Expenses - Transamerica JPMorgan Enhanced Index VP	May 01, 2021
Initial
Operating Expenses:
Management fees	0.60%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.03%
Total annual fund operating expenses	0.63%
Service
Operating Expenses:
Management fees	0.60%	[1]
Distribution and service (12b-1) fees	0.25%
Other expenses	0.03%
Total annual fund operating expenses	0.88%

[1]	Management fees have been restated to reflect a reduction in management fees effective May 1, 2020.